RISK MANAGEMENT - Participation for loan portfolio in foreign currency (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of risk management [abstract]
Percentage of maximum participation of dollar for loan portfolio in foreign currency	37.90%
Value of dollars in maximum participation for loan portfolio in foreign currency	$ 21,084